Investments	12 Months Ended
Dec. 31, 2025
Interests in Other Entities [Abstract]
Investments	Investments
At fair value through profit or loss
As at December 31, 2025, the Group held equity investments measured at fair value through profit or loss amounting to $89.8 million. These investments comprise a 10% equity interest in Anglo-Eastern Univan Group Limited of $45.0 million, and a 15.92% equity interest in SwissMarine of $44.8 million, acquired through the Golden Ocean transaction in 2025.

Both investments are classified within Level 3 of the fair value hierarchy (see note 19). Changes in fair value are recognised in profit or loss. here was no material change in the fair value of either investment during the year ended December 31, 2025 and, accordingly, no material fair value gain or loss was recognised in profit or loss.

The Company received a dividend of $5.4 million from Anglo-Eastern Univan Group Limited during 2025.

Equity-accounted investees

(in thousands of USD)	December 31, 2025	December 31, 2024
Assets
Interest in joint ventures	14,426	16,806
Interest in associates	7,095	—
TOTAL ASSETS	21,521	16,806

Associates

(in thousands of USD)	December 31, 2025
Business Combinations	6,322
Group's share of profit (loss) for the period	773
Carrying amount of interest at the end of the period	7,095

Joint Ventures
The following table contains a roll forward of the balance sheet amounts with respect to the Group's joint ventures:

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Gross balance	597	850
Offset investment with shareholders loan	826	(826)
Balance at January 1, 2023	1,423	24

Reversal prior year offset investment with shareholders loan	(826)	826
Group's share of profit (loss) for the period	(927)	—

Gross balance	(330)	850
Offset investment with shareholders loan	848	(848)
Balance at December 31, 2023	518	2

Reversal prior year offset investment with shareholders loan	(848)	848
Group's share of profit (loss) for the period	920	—
Capital increase/(decrease) in joint ventures	3,796	—
Movement shareholders loans to joint ventures	—	4,485
Business combinations	12,399	11,638
Repayment capital provided to joint ventures	(475)	(290)

Gross balance	16,311	16,683
Offset investment with shareholders loan	495	(495)
Balance at December 31, 2024	16,806	16,188

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Reversal prior year offset investment with shareholders loan	(495)	495
Group's share of profit (loss) for the period	(1,655)	—
Dividends received from joint ventures	(4,525)	—
Movement shareholders loans to joint ventures	—	3,403
Business combinations	2,089	—
Transfer to asset held for sale	(1,232)	—
Translation differences	1,832	1,743

Gross balance	12,820	21,829
Offset investment with shareholders loan	1,606	(1,606)
Balance at December 31, 2025	14,426	20,223

The increase in investments in equity accounted investees and shareholders loans at December 31, 2024 is mainly due the acquisition of CMB.TECH Enterprises as of February 2024.

The increase in investments in equity accounted investees and shareholders loans at December 31, 2025 is mainly due to the acquisition of Golden Ocean Group Ltd as of March 12, 2025.

Joint ventures and associate	Segment	Description
Tankers Agencies (UK) Ltd	Euronav	Parent company of Tankers International Ltd
Tankers International LLC	Euronav	The manager of the Tankers International Pool who commercially manages the majority of the Group's VLCCs
Bari Shipholding Ltd	Euronav	Formerly owner of 1 Suezmax, dormant company
be HYDRO bv	H2 Industry	BeHydro focusses on the development and sale of hydrogen combustion engines.
JPN H2YDRO CO. Ltd	H2 Industry	JPN H2YDRO CO. is the owner of a passenger ferry that is being deployed in the Japanese inland sea and is powered by a dual fuel hydrogen diesel combustion engine.
Cleanergy Solutions (Namibia) (Pty) Ltd	H2 Infra	Cleanergy Solutions (Nambia) (Pty) will develop green hydrogen production projects in Namibia.
FRS Windcat Offshore Logistics Gmbh	Windcat
FRS Windcat Offshore Logistics is a joint venture within the Windcat Group that owns 8 CTVs as per December 31, 2025. The aim of the joint venture is gaining market share in the German offshore wind market. Note that the joint venture also comprises a Polish entity, i.e. FRS Windcat Polska, with a similar purpose. However, this Polish entity is dormant.

TSM Windcat sas	Windcat	TSM Windcat is a joint venture within the Windcat Group that owns 7 CTVs as per December 31, 2025. The aim of the joint venture is gaining market share in the French offshore wind market.
United Freight Carriers LLC	Bocimar	United Freight Carriers LLC is a dry cargo vessel operator and logistics service provider that primarily focuses its activity around smaller bulk carriers with deadweight of up to 50,000 tonnes.
TFG Marine Pte. Ltd	Bocimar	TFG Marine Pte. Ltd., is a global supplier of marine fuels.